STOCK-BASED COMPENSATION - Restricted stock unit activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock units outstanding at beginning of period (in shares)	166,000	406,000
Unvested restricted stock units outstanding at beginning of period (in dollars per share)	$ 8.03	$ 8.00
Granted (in shares)	9,000	6,000
Granted (in dollars per share)	$ 5.00	$ 9.11
Vested (in shares)	(117,000)	(164,000)
Vested (in dollars per share)	$ 7.78	$ 8.01
Canceled (in shares)	(21,000)	(82,000)
Canceled (in dollars per share)	$ 7.99	$ 8.00
Unvested restricted stock awards outstanding at end of period (in shares)	37,000	166,000
Unvested restricted stock awards outstanding at end of period (in dollars per share)		$ 8.03
Restricted Stock Award
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted stock units outstanding at beginning of period (in shares)	750,000	0
Unvested restricted stock units outstanding at beginning of period (in dollars per share)	$ 4.74	$ 0.00
Granted (in shares)	492,000	836,000
Granted (in dollars per share)	$ 3.51	$ 4.87
Vested (in shares)	(112,000)	(86,000)
Vested (in dollars per share)	$ 6.00	$ 6.00
Canceled (in shares)	(60,000)	0
Canceled (in dollars per share)	$ 3.40	$ 0.00
Unvested restricted stock awards outstanding at end of period (in shares)	1,070,000	750,000
Unvested restricted stock awards outstanding at end of period (in dollars per share)	$ 4.18	$ 4.74